Financial Highlights	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Financial Highlights [Abstract]
Financial Highlights

6. FINANCIAL HIGHLIGHTS

Per unit operating performance for Series 1, Series 2, Series 3 and Series 4 Units is calculated based on Unitholders’ Trust capital for each Series taken as a whole utilizing the beginning and ending net asset value per unit and weighted average number of Units during the period. Weighted average number of Units for each Series is detailed below:

	Three months ended June 30,		Six months ended June 30,		Date of first issuance
	2017	2016	2017	2016

Series 1	152,390.722	157,094.496	154,736.764	160,040.020	July 23, 2001
Series 2	6.797	6.797	6.797	17.460	April 1, 2010
Series 3	16,634.319	14,425.482	16,607.481	14,393.200	September 1, 2009
Series 4	3,246.975	2,789.892	3,203.759	2,730.889	November 1, 2010

7.  FINANCIAL HIGHLIGHTS

Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders’ trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,			Date of first issuance
	2016	2015	2014

Series 1	159,980.042	182,693.002	226,646.771	July 23, 2001
Series 2	12.094	39.121	71.411	April 1, 2010
Series 3	14,762.240	14,145.541	16,444.909	September 1, 2009
Series 4	2,774.133	2,496.701	2,198.058	November 1, 2010

Ratios are calculated for each Series taken as a whole. Total return for Series 1 investors are presented for Unitholders charged 7% brokerage fee. An individual Unitholder’s per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder’s brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements.